Subsequent Events (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Aug. 02, 2027	Dec. 31, 2025	Jul. 31, 2026	Jul. 22, 2026	Jul. 21, 2026	Jul. 20, 2026	Feb. 18, 2026	Jun. 16, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Number of shares converted	7,187,500
Public share outstanding	$ 11.5
Existing and ordinary course liabilities	$ 1,000,000
Working capital	1,000,000		$ 5,995,887
Covered Expenses	$ 1,000,000
Forecast [Member]
Subsequent Events [Line Items]
Initial business combination period		12 months
Voting and non-redemption shares							7,612,155
Promissory Note [Member]
Subsequent Events [Line Items]
Aggregate principal amount									$ 2,500,000
Private Placement Warrants [Member]
Subsequent Events [Line Items]
Voting and non-redemption shares	7,612,155
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Initial business combination period	150 days		150 days
Ordinary shares, shares outstanding (in Shares)
Public share outstanding	$ 0.1
Ordinary shares (in Dollars per share)	$ 10.88
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares outstanding (in Shares)	7,187,500		7,187,500							7,187,500
Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares, shares outstanding (in Shares)				23,481,911
Interest Withdrawal					$ 1,629,441.1
Public share outstanding					$ 0.1
Total proceeds of interest withdrawal							$ 5,129,441.1
Existing and ordinary course liabilities							$ 4,300,000
Subsequent Event [Member] | Sponsor [Member]
Subsequent Events [Line Items]
Aggregate principal amount								$ 2,000,000
Borrowed amount								$ 600,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Converted Shares Were Sold							4,279,275
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Aggregate principal amount						$ 4,000,000
Borrowed amount						$ 3,500,000
Subsequent Event [Member] | Private Placement Warrants [Member]
Subsequent Events [Line Items]
Voting and non-redemption shares							7,612,155
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Aggregate of redemption shares				12,455,589
Ordinary shares, shares outstanding (in Shares)				16,294,411			23,481,911
Subsequent Event [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares outstanding (in Shares)				7,187,500